Shareholder Report, Holdings (Details) - C000266734 [Member]	Apr. 30, 2026 [1]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.